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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                      Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


          Pioneer Oakridge Small Cap Value Fund
          Schedule of Investments  8/31/05

Shares                                                      Value
          Common Stocks - 97.7 %
          Energy - 8.0 %
          Oil & Gas Exploration & Production - 8.0 %
117,575   Denbury Resources, Inc. *                      $ 5,317,917
341,000   Petrohawk Energy Corp. * (b)                     3,989,700
90,750    Quicksilver Resources, Inc. * (b)                3,938,550
138,900   Southwestern Energy Co. *                        8,042,310
                                                         $21,288,477
          Total Energy                                   $21,288,477
          Materials - 5.8 %
          Industrial Gasses - 2.4 %
226,980   Airgas, Inc.                                   $ 6,384,947
          Metal & Glass Containers - 3.4 %
226,400   Jarden Corp. *                                 $ 8,985,816
          Total Materials                                $15,370,763
          Capital Goods - 8.1 %
          Aerospace & Defense - 3.1 %
109,370   Engineered Support Systems                     $ 3,729,517
140,465   SI International, Inc. *                         4,407,792
                                                         $ 8,137,309
          Industrial Machinery - 5.0 %
159,090   Gardner Denver, Inc. *                         $ 6,653,144
150,435   Idex Corp.                                       6,543,923
                                                         $13,197,067
          Total Capital Goods                            $21,334,376
          Commercial Services & Supplies - 5.9 %
          Diversified Commercial Services - 3.4 %
130,165   CRA International, Inc. *                      $ 6,116,453
151,000   Healthcare Services Group, Inc. * (b)            2,785,950
                                                         $ 8,902,403
          Environmental & Facilities Services - 2.5 %
188,590   Waste Connections, Inc. *                      $ 6,664,771
          Total Commercial Services & Supplies           $15,567,174
          Transportation - 5.1 %
          Air Freight & Couriers - 2.2 %
176,300   Hub Group, Inc. *                              $ 5,685,675
          Trucking - 2.9 %
240,797   Knight Transportation, Inc.                    $ 5,704,481
27,360    UTI Worldwide, Inc.                              2,064,586
                                                         $ 7,769,067
          Total Transportation                           $13,454,742
          Consumer Durables & Apparel - 2.1 %
          Apparel, Accessories & Luxury Goods - 0.1 %
15,000    Maidenform Brands, Inc. *                      $   247,500
          Footwear - 2.0 %
251,225   Wolverine World Wide, Inc.                     $ 5,293,311
          Total Consumer Durables & Apparel              $ 5,540,811
          Consumer Services - 1.8 %
          Education Services - 1.8 %
69,100    Bright Horizons Family Solutions, Inc. *       $ 2,717,012
50,865    Laureate Education, Inc. *                       2,128,700
                                                         $ 4,845,712
          Total Consumer Services                        $ 4,845,712
          Retailing - 2.0 %
          Specialty Stores - 2.0 %
90,340    Guitar Center, Inc. * (b)                      $ 5,185,516
          Total Retailing                                $ 5,185,516
          Food & Drug Retailing - 2.4 %
          Food Distributors - 2.4 %
189,513   United Natural Foods, Inc. *                   $ 6,443,442
          Total Food & Drug Retailing                    $ 6,443,442
          Food, Beverage & Tobacco - 4.1 %
          Agricultural Products - 2.4 %
130,400   Central Garden & Pet Co. *                     $ 6,460,016
          Packaged Foods & Meats - 1.7 %
10,000    Diamond Foods, Inc. *                          $   200,300
137,300   Peet's Coffee & Tea, Inc. *                      4,293,371
                                                         $ 4,493,671
          Total Food, Beverage & Tobacco                 $10,953,687
          Household & Personal Products - 1.0 %
          Household Products - 1.0 %
68,992    Church & Dwight Co, Inc.                       $ 2,632,735
          Total Household & Personal Products            $ 2,632,735
          Health Care Equipment & Services - 24.4 %
          Health Care Equipment - 10.7 %
379,120   American Medical Systems Holdings *            $ 7,771,960
178,970   ArthroCare Corp. * (b)                           6,509,139
75,250    Biosite, Inc. * (b)                              4,499,198
214,460   Palomar Medical Technologies * (b)               5,192,077
173,300   Symmetry Medical, Inc. *                         4,349,830
                                                         $28,322,204
          Health Care Services - 10.7 %
170,925   American Healthways, Inc. *                    $ 7,469,423
289,258   HealthExtras, Inc. * (b)                         6,002,104
214,480   Horizon Health Corp. *                           5,362,000
104,050   LabOne, Inc. *                                   4,498,082
377,060   Option Care, Inc. (b)                            5,097,851
                                                         $28,429,460
          Health Care Supplies - 3.0 %
16,875    Cooper Companies, Inc                          $ 1,157,119
34,740    Dade Behring Holdings, Inc. *                    1,271,137
123,815   Haemonetics Corp. *                              5,502,339
                                                         $ 7,930,595
          Total Health Care Equipment & Services         $64,682,259
          Pharmaceuticals & Biotechnology - 2.1 %
          Pharmaceuticals - 2.1 %
49,743    National Medical Health Card Systems, Inc. *   $ 1,402,255
138,160   PRA International, Inc. *                        4,061,904
                                                         $ 5,464,159
          Total Pharmaceuticals & Biotechnology          $ 5,464,159
          Banks - 3.2 %
          Regional Banks - 3.2 %
111,490   East West Bancorp, Inc.                        $ 3,783,971
132,635   PrivateBancorp, Inc. (b)                         4,556,012
                                                         $ 8,339,983
          Total Banks                                    $ 8,339,983
          Diversified Financials - 2.3 %
          Investment Banking & Brokerage - 2.3 %
152,365   Portfolio Recovery Associates, Inc. * (b)      $ 6,090,029
          Total Diversified Financials                   $ 6,090,029
          Insurance - 2.9 %
          Multi-Line Insurance - 0.4 %
33,187    HCC Insurance Holdings, Inc.                   $   884,434
          Property & Casualty Insurance - 2.5 %
151,455   ProAssurance Corp. *                           $ 6,671,593
          Total Insurance                                $ 7,556,027
          Real Estate - 2.0 %
          Real Estate Management & Development - 2.0 %
105,165   Jones Lang LaSalle, Inc. *                     $ 5,187,789
          Total Real Estate                              $ 5,187,789
          Software & Services - 12.3 %
          Application Software - 3.8 %
127,210   SS&C Technologies, Inc.                        $ 4,641,893
143,800   Verint Systems, Inc. *                           5,484,532
                                                         $10,126,425
          Data Processing & Outsourced Services - 0.9 %
14,000    Alliance Data Systems Corp. *                  $   588,980
26,465    Global Payments, Inc. (b)                        1,740,868
                                                         $ 2,329,848
          IT Consulting & Other Services - 2.9 %
20,100    Cognizant Tech Solutions Corp. *               $   915,153
200,380   SRA International, Inc. *                        6,726,757
                                                         $ 7,641,910
          Systems Software - 4.7 %
130,435   Micros Systems, Inc. *                         $ 5,816,097
218,240   Progress Software Corp. *                        6,691,238
                                                         $12,507,335
          Total Software & Services                      $32,605,518
          Technology Hardware & Equipment - 2.2 %
          Electronic Manufacturing Services - 2.0 %
140,300   Trimble Navigation, Ltd. *                     $ 5,123,756
          Technology Distributors - 0.2 %
8,900     Fisher Scientific International, Inc. *        $   573,872
          Total Technology Hardware & Equipment          $ 5,697,628
          Semiconductors - 0.2 %
          Semiconductor Equipment - 0.2 %
20,000    Hittite Microwave Corp. *                      $   410,240
          Total Semiconductors                           $   410,240
          TOTAL COMMON STOCKS
          (Cost   $221,641,489)                          $258,651,067
Principal
Amount                                                      Value
          Temporary Cash Investments - 17.6 %
          Repurchase Agreement - 4.2 %
$10,300,000 UBS Warburg, Inc., 3.51%, dated 8/31/05,
	  repurchase price of $9,100,000 plus accrued
	  interest on 9/1/05 collateralized
          by $10,783,000 U.S. Treasury Bill, 3.125%,
	  10/15/08 					 $10,300,000
Shares
          Security Lending Collateral - 13.4 %
35,338,143Securities Lending Investment Fund,  3.43%     $35,338,143
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $44,438,143)                           $45,638,143

          TOTAL INVESTMENT IN SECURITIES - 115.3%
          (Cost   $266,079,632)                          $304,289,210

          OTHER ASSETS AND LIABILITIES - (15.3)%         $(39,650,089)

          TOTAL NET ASSETS - 100.0%                      $264,639,121

*         Non-income producing security

(a)       At August 31, 2005, the net unrealized gain
	  on investments based on
          cost for federal income tax purposes of
	  $266,079,632

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost      $41,426,154

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value	(3,216,576)

          Net unrealized gain				$38,209,578

(b)       At August 31, 2005, the following securities were out on loan:

Shares                       Security                     Market Value
112,500   ArthroCare Corp. *                             $4,091,625
32,300    Biosite, Inc. *                                  200,378
25,100    Global Payments, Inc.                           1,651,078
5,220     Guitar Center, Inc. *                            299,628
143,450   Healthcare Services Group, Inc. *               2,646,653
177,500   HealthExtras, Inc. *                            3,683,125
358,207   Option Care, Inc.                               4,842,958
168,178   Palomar Medical Technologies *                  4,071,590
250,000   Petrohawk Energy Corp. *                        2,925,000
127,936   Portfolio Recovery Associates, Inc. *           5,113,602
23,300    PrivateBancorp, Inc.                             800,355
86,100    Quicksilver Resources Inc. *                    3,736,740
          Total                                          $34,062,732

	Pioneer Oakridge Large Cap Value Fund
          Schedule of Investments  8/31/05

Shares                                                      Value
          Common Stocks - 92.9 %
          Energy - 5.5 %
          Oil & Gas Exploration & Production - 5.5 %
87,440    Apache Corp.                                   $ 6,262,453
246,470   XTO Energy, Inc.                                 9,809,506
                                                         $16,071,959
          Total Energy                                   $16,071,959
          Capital Goods - 8.7 %
          Aerospace & Defense - 2.3 %
81,405    L-3 Communications Holdings, Inc.              $ 6,665,441
          Industrial Conglomerates - 2.6 %
228,285   General Electric Co.                           $ 7,672,659
          Industrial Machinery - 3.8 %
99,495    Danaher Corp.                                  $ 5,328,952
73,430    Ingersoll-Rand Co.                               5,846,497
                                                         $11,175,449
          Total Capital Goods                            $25,513,549
          Transportation - 2.4 %
          Air Freight & Couriers - 2.4 %
87,155    FedEx Corp.                                    $ 7,097,903
          Total Transportation                           $ 7,097,903
          Consumer Durables & Apparel - 2.1 %
          Apparel, Accessories & Luxury Goods - 2.1 %
188,595   Coach, Inc. * (b)                              $ 6,259,468
          Total Consumer Durables & Apparel              $ 6,259,468
          Consumer Services - 1.9 %
          Hotels, Resorts & Cruise Lines - 1.9 %
110,150   Carnival Corp.                                 $ 5,434,801
          Total Consumer Services                        $ 5,434,801
          Retailing - 7.0 %
          General Merchandise Stores - 2.0 %
107,115   Target Corp.                                   $ 5,757,431
          Home Improvement Retail - 2.2 %
100,905   Lowe's Companies, Inc.                         $ 6,489,201
          Specialty Stores - 2.8 %
373,737   Staples, Inc.                                  $ 8,207,265
          Total Retailing                                $20,453,897
          Food & Drug Retailing - 2.1 %
          Drug Retail - 2.1 %
134,315   Walgreen Co.                                   $ 6,222,814
          Total Food & Drug Retailing                    $ 6,222,814
          Food, Beverage & Tobacco - 2.0 %
          Soft Drinks - 2.0 %
105,873   PepsiCo, Inc.                                  $ 5,807,134
          Total Food, Beverage & Tobacco                 $ 5,807,134
          Household & Personal Products - 2.4 %
          Household Products - 2.4 %
126,120   Procter & Gamble Co.                           $ 6,997,138
          Total Household & Personal Products            $ 6,997,138
          Health Care Equipment & Services - 13.5 %
          Health Care Equipment - 4.2 %
125,415   St. Jude Medical, Inc. *                       $ 5,756,549
78,295    Zimmer Holdings, Inc. *                          6,433,500
                                                         $12,190,049
          Health Care Services - 4.8 %
170,005   Caremark Rx, Inc. *                            $ 7,944,334
121,840   Quest Diagnostics, Inc.                          6,089,563
                                                         $14,033,897
          Health Care Supplies - 2.2 %
55,605    Alcon, Inc. *                                  $ 6,564,170
          Managed Health Care - 2.3 %
132,105   United Healthcare Group, Inc.                  $ 6,803,408
          Total Health Care Equipment & Services         $39,591,524
          Pharmaceuticals & Biotechnology - 13.6 %
          Biotechnology - 7.2 %
89,880    Amgen, Inc. *                                  $ 7,181,412
146,855   Genentech, Inc. *                               13,795,559
                                                         $20,976,971
          Pharmaceuticals - 6.4 %
125,580   Abbott Laboratories                            $ 5,667,425
104,075   Johnson & Johnson                                6,597,314
204,305   Teva Pharmaceutical Industries, Ltd. (b)         6,627,654
                                                         $18,892,393
          Total Pharmaceuticals & Biotechnology          $39,869,364
          Banks - 2.2 %
          Diversified Banks - 2.2 %
224,895   U.S. Bancorp                                   $ 6,571,432
          Total Banks                                    $ 6,571,432
          Diversified Financials - 5.2 %
          Consumer Finance - 3.8 %
100,905   American Express Co.                           $ 5,573,992
112,180   SLM Corp.                                        5,580,955
                                                         $11,154,947
          Diversified Financial Services - 1.4 %
92,130    Citigroup, Inc.                                $ 4,032,530
          Total Diversified Financials                   $15,187,477
          Insurance - 2.0 %
          Life & Health Insurance - 2.0 %
132,995   Aflac, Inc.                                    $ 5,748,044
          Total Insurance                                $ 5,748,044
          Software & Services - 7.4 %
          Internet Software & Services - 1.3 %
13,390    Google, Inc. *                                 $ 3,829,540
          IT Consulting & Other Services - 1.5 %
96,365    Cognizant Tech Solutions Corp. *               $ 4,387,498
          Systems Software - 4.6 %
275,330   Microsoft Corp.                                $ 7,544,042
456,195   Oracle Corp. *                                   5,916,849
                                                         $13,460,891
          Total Software & Services                      $21,677,929
          Technology Hardware & Equipment - 9.9 %
          Communications Equipment - 4.9 %
229,115   Comverse Technology, Inc. *                    $ 5,906,585
211,180   Qualcomm, Inc.                                   8,385,958
                                                         $14,292,543
          Computer Hardware - 2.5 %
201,655   Dell, Inc. *                                   $ 7,178,918
          Technology Distributors - 2.5 %
114,495   Fisher Scientific International, Inc. *        $ 7,382,638
          Total Technology Hardware & Equipment          $28,854,099
          Semiconductors - 5.0 %
          Semiconductors - 5.0 %
168,370   Marvell Technology Group, Ltd. *               $ 7,945,380
208,020   Texas Instruments, Inc.                          6,798,094
          Total Semiconductors                           $14,743,474
          TOTAL COMMON STOCKS
          (Cost   $249,374,644)                          $272,102,006
Principal
Amount                                                      Value
          Temporary Cash Investments - 11.4 %
          Repurchase Agreement - 7.3 %
$21,400,000
	  UBS Warburg, Inc., 3.51%, dated 8/31/05, repurchase price
          of $21,400,000 plus accrued interest on 9/1/05 collateralized by $21,048,000 U.S. Treasury Bill, 3.125%, 10/15/08
							$21,400,000
Shares
          Security Lending Collateral - 4.1 %
11,883,051Securities Lending Investment Fund,  3.43%     $11,883,051
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $33,283,051)                           $33,283,051

          TOTAL INVESTMENT IN SECURITIES - 104.3%
          (Cost   $282,657,695)                          $305,385,057

          OTHER ASSETS AND LIABILITIES - (4.3)%          $(12,475,367)

          TOTAL NET ASSETS - 100.0%                      $292,909,690

*         Non-income producing security

(a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $282,681,071

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost      $24,696,433

          Aggregate gross unrealized loss for all investm
          there is an excess of tax cost over value	 (1,992,447)

          Net unrealized gain				$22,703,986

(b)       At August 31, 2005, the following securities were out on loan:

Shares                       Security                     Market Value
170,282   Coach, Inc. *                                  $5,661,617
185,540   Teva Pharmaceutical Industries, Ltd.            6,018,917
          Total                                          $11,680,534




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.